Financial Liabilities - Senior Secured Debt (Details) € in Thousands, $ in Thousands		12 Months Ended
	Feb. 06, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($) tranche	Dec. 31, 2017 EUR (€) tranche	Feb. 06, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Refinance costs		€ 263,344	€ 244,829	€ 240,335
Senior Debt
Disclosure of detailed information about borrowings [line items]
Principal amount | $	$ 6,000,000
Refinance costs		€ 84,800
Unamortized financing costs			€ 154,000			€ 195,000
Details by maturity:
Principal amount | $	6,000,000
Senior Debt Tranche A Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Debt term		6 years
Number of tranches | tranche					2	2
Senior Debt Tranche B, Maturing in 2025
Disclosure of detailed information about borrowings [line items]
Debt term		8 years
US Dollars | Senior Debt Tranche A Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 2,350,000				$ 2,350,000	€ 1,959,476
Adjustment to interest rate basis (as a percent)	1.75%		1.75%		1.75%	1.75%	1.75%
Interest rate basis	Libor
Details by maturity:
Principal amount	$ 2,350,000				$ 2,350,000	€ 1,959,476
US Dollars | Senior Debt Tranche A Maturing in 2023 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Principal amount					117,500	97,974
Details by maturity:
Principal amount					117,500	97,974
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Principal amount					235,000	195,948
Details by maturity:
Principal amount					235,000	195,948
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Principal amount					235,000	195,948
Details by maturity:
Principal amount					235,000	195,948
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Principal amount					1,321,875	1,102,204
Details by maturity:
Principal amount					1,321,875	1,102,204
US Dollars | Senior Debt Tranche A Maturing in 2023 | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Principal amount					440,625	367,402
Details by maturity:
Principal amount					$ 440,625	€ 367,402
US Dollars | Senior Debt, Tranche A, Maturing in 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			2.50%		2.50%	2.50%
US Dollars | Senior Debt Tranche B, Maturing in 2025
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 3,000,000				$ 2,977,500	€ 2,482,699
Adjustment to interest rate basis (as a percent)			2.25%		2.25%	2.25%
Interest rate basis	Libor
Details by maturity:
Principal amount	$ 3,000,000				$ 2,977,500	€ 2,482,699
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	25,015
Details by maturity:
Principal amount					30,000	25,015
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	25,015
Details by maturity:
Principal amount					30,000	25,015
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	25,015
Details by maturity:
Principal amount					30,000	25,015
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	25,015
Details by maturity:
Principal amount					30,000	25,015
US Dollars | Senior Debt Tranche B, Maturing in 2025 | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	25,015
Details by maturity:
Principal amount					30,000	25,015
US Dollars | Senior Debt Tranche B, Maturing in 2025 | 2023
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	25,015
Details by maturity:
Principal amount					30,000	25,015
US Dollars | Senior Debt Tranche B, Maturing in 2025 | 2024
Disclosure of detailed information about borrowings [line items]
Principal amount					30,000	25,015
Details by maturity:
Principal amount					30,000	25,015
US Dollars | Senior Debt Tranche B, Maturing in 2025 | 2025
Disclosure of detailed information about borrowings [line items]
Principal amount					2,767,500	2,307,594
Details by maturity:
Principal amount					$ 2,767,500	€ 2,307,594
US Dollars | Senior Debt, Tranche B, Maturing in 2021
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			3.00%		3.00%	3.00%
Euros | Senior Debt Tranche A Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Principal amount						€ 607,000	€ 607,000
Adjustment to interest rate basis (as a percent)	1.75%		1.75%		1.75%	1.75%	1.75%
Interest rate basis	Euribor
Details by maturity:
Principal amount						€ 607,000	€ 607,000
Euros | Senior Debt Tranche A Maturing in 2023 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Principal amount						30,350
Details by maturity:
Principal amount						30,350
Euros | Senior Debt Tranche A Maturing in 2023 | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Principal amount						60,700
Details by maturity:
Principal amount						60,700
Euros | Senior Debt Tranche A Maturing in 2023 | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Principal amount						60,700
Details by maturity:
Principal amount						60,700
Euros | Senior Debt Tranche A Maturing in 2023 | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Principal amount						341,437
Details by maturity:
Principal amount						341,437
Euros | Senior Debt Tranche A Maturing in 2023 | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Principal amount						113,813
Details by maturity:
Principal amount						€ 113,813
Euros | Senior Debt Tranche B, Maturing in 2025
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.25%						2.25%
Euros | Senior Debt, Tranche B, Maturing in 2021
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			3.00%		3.00%	3.00%